Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
ENGlobal Engineering & Construction
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following amounts represent the determination of the fair value of the assets acquired and liabilities assumed (in thousands):

Fair value of net assets acquired
Accounts receivable [1]	$20,852
Prepayments and other current assets	562
Property and equipment	2,226
Intangible assets [2]	1,282
Goodwill [3]	249
Deferred tax assets	1,318
Accounts payable	(161)
Accrued expenses and other current liabilities	(9,661)
Other non-current liabilities	(218)
Fair value of net assets acquired	16,449
Estimated receivable for working capital adjustment	2,341
Total purchase consideration	$18,790

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[1]	Accounts receivable amount is net of an estimate of a reserve for doubtful accounts.

[2]	Intangible assets are comprised of customer contracts.

[3]	Goodwill, which is attributable to discontinued operations, consists of intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

Houston Service Center
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following amounts represent the determination of the fair value of the assets acquired and liabilities assumed (in thousands):

Fair value of net assets acquired
Inventory	$680
Property and equipment	2,799
Goodwill [1]	900
Intangible assets [2]	4,924
Accrued expenses	(41)
Fair value of net assets acquired	$9,262
______________________________

1	Goodwill, which relates to the Technical Services, consists of intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

2	Intangible assets are primarily comprised of backlog, customer contracts, favorable lease terms and non-compete arrangements.